Acquisitions (Tables)	12 Months Ended
Oct. 31, 2019
Disclosure of detailed information about business combination [line items]
Summary of Acquisitions
Summary of acquisitions

				Consideration
	Carrying value at acquisition	Fair value adjustments	Goodwill	Shares	Cash	Total
	$m	$m	$m	$m	$m	$m

Acquisitions in the 12 months ended October 31, 2019:
Interset Software Inc.	0.9	61.3	26.8	-	89.0	89.0
	0.9	61.3	26.8	-	89.0	89.0

Acquisitions in the 18 months ended October 31, 2018:
HPE Software business	(2,487.8)	4,143.7	4,858.3	6,514.2	-	6,514.2
COBOL-IT	(3.0)	14.0	5.6	-	16.7	16.7
	(2,490.8)	4,157.7	4,863.9	6,514.2	16.7	6,530.9

	(2,489.8)	4,219.0	4,890.7	6,514.2	105.7	6,619.9

Interset Software Inc. [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
The fair value review will be finalised in the 12-month period following completion.

		Carrying value at acquisition	Fair value adjustments	Fair value
	Note	$m	$m	$m
Intangible assets – purchased [1]	11	-	61.2	61.2
Property, plant and equipment	12	0.3	-	0.3
Other non-current assets		0.2	-	0.2
Trade and other receivables		3.8	-	3.8
Cash and cash equivalent		1.2	-	1.2
Trade and other payables		(1.5)	-	(1.5)
Finance leases obligations – short-term		(0.1)	-	(0.1)
Provisions – short-term	24	(0.7)	-	(0.7)
Deferred income – short-term [2]		(2.1)	0.1	(2.0)
Deferred income – long-term [2]		(0.2)	-	(0.2)
Net assets		0.9	61.3	62.2
Goodwill (note 10)				26.8
Consideration				89.0

Consideration satisfied by:
Cash				89.0

The fair value adjustments relate to:
1
Purchased intangible assets of $61.2m ($44.5m Technology, $4.2m Trade names, $12.5m Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.

2	Deferred income has been valued taking account of the remaining performance obligations.

HPE Software Business [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

		Carrying value at acquisition	Fair value adjustments	Fair value
	Note	$m	$m	$m
Intangible assets	11	72.8	6,467.0	6,539.8
Property, plant and equipment	12	160.1	-	160.1
Other non-current assets		41.9	-	41.9
Inventories		0.2	-	0.2
Trade and other receivables		721.2	-	721.2
Current tax recoverable		0.5	-	0.5
Cash and cash equivalents		320.7	-	320.7
Trade and other payables		(686.8)	1.6	(685.2)
Current tax liabilities		(9.9)	-	(9.9)
Borrowings		(2,547.6)	-	(2,547.6)
Short-term provisions	24	(30.2)	-	(30.2)
Short-term deferred income [2]		(701.2)	58.0	(643.2)
Long-term deferred income [2]		(116.9)	8.7	(108.2)
Long-term provisions	24	(39.0)	-	(39.0)
Retirement benefit obligations	25	(71.5)	-	(71.5)
Other non-current liabilities		(52.3)	12.1	(40.2)
Deferred tax assets/(liabilities) [3]		450.2	(2,403.7)	(1,953.5)
Net (liabilities)/assets		(2,487.8)	4,143.7	1,655.9
Goodwill	10	-		4,858.3
Consideration				6,514.2

Consideration satisfied by:
Shares				6,514.2

The fair value adjustments include:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of the HPE Software business;

[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

Analysis of Purchased Intangible Assets Acquired
The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 11):

Fair value
$m
Technology	1,809.0
Customer relationships	4,480.0
Trade names	163.0
Leases	15.0
6,467.0

Serena Software, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Goodwill	462.4	(462.4)	-
Intangible assets - purchased	-	317.7	317.7
Intangible assets[1] - other	0.1	-	0.1
Property, plant and equipment	1.9	-	1.9
Other non-current assets	0.2	-	0.2
Deferred tax asset	15.3	-	15.3
Trade and other receivables	27.4	-	27.4
Cash and cash equivalents	65.8	-	65.8
Trade and other payables	(27.7)	-	(27.7)
Current tax liabilities	(11.8)	-	(11.8)
Borrowings – short term	(4.0)	-	(4.0)
Short-term provisions	(3.2)	-	(3.2)
Short-term deferred income [2]	(72.3)	3.8	(68.5)
Long-term deferred income [2]	(14.9)	0.8	(14.1)
Borrowings – long term	(288.9)	-	(288.9)
Other non-current liabilities	(0.7)	-	(0.7)
Deferred tax liabilities [3]	(2.4)	(109.2)	(111.6)
Net assets/(liabilities)	147.2	(249.3)	(102.1)
Goodwill	-	-	379.7
Consideration	-	-	277.6

Consideration satisfied by:			277.6
Cash			277.6

The fair value adjustments relate to:
[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Serena;

[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

Analysis of Purchased Intangible Assets Acquired	The purchased intangible assets acquired as part of the acquisition can be analyzed as follows:
Fair value
$m
Technology	86.1
Customer relationships	210.2
Trade names	21.4
317.7

GWAVA Inc. [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Intangible assets – purchased[1]	-	5.3	5.3
Intangible assets – other [2]	1.2	(1.2)	-
Property, plant and equipment	0.2	-	0.2
Trade and other receivables	3.0	-	3.0
Cash and cash equivalents	2.4	-	2.4
Trade and other payables	(1.4)	-	(1.4)
Short-term deferred income [3]	(4.0)	0.3	(3.7)
Long-term deferred income [3]	(0.8)	-	(0.8)
Deferred tax liabilities [4]	-	(1.4)	(1.4)
Net assets	0.6	3.0	3.6
Goodwill			12.8
Consideration			16.4

Consideration satisfied by:
Cash			16.4

The fair value adjustments relate to:
[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of GWAVA Inc.;

[2]	Other intangible assets relating to historic IP has been written down to nil;
[3]	Deferred income has been valued taking account of the remaining performance obligations; and
[4]	A deferred tax liability has been established relating to the purchase of intangibles.

Analysis of Purchased Intangible Assets Acquired	The purchased intangible assets acquired as part of the acquisition can be analyzed as follows:
Fair value
$m
Technology	4.1
Customer relationships	0.5
Trade names	0.7
5.3

OpenATTIC [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Intangible assets – purchased technology	-	5.0	5.0
Net assets	-	5.0	5.0
Goodwill			-
Consideration	-	-	5.0

Consideration satisfied by:
Cash			5.0